Syndicated Revolving Loan Facility (Detail) (Collateralized, $500 million syndicated revolving credit facility, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Collateralized | $500 million syndicated revolving credit facility
Debt Instrument [Line Items]
Opening balance	$ 104.0
Long and short-term loans raised		244.0
Long and short-term loans repaid	(104.0)	(140.0)
Closing balance		$ 104.0